3 Segment Information (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customers A [member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	64.00%	63.00%	100.00%
Customers B [member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	34.00%	19.00%
Customers C [member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	2.00%	18.00%